Accounting Policies - Additional information (Detail) - GBP (£) £ in Millions		12 Months Ended
	Jan. 01, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of changes in accounting estimates [line items]
Other assets		£ 2,520	£ 2,280
Other liabilities		2,344	2,448
Provisions		572	509
Expected credit losses allowance		863	807
Amendment to IAS 12 impact on income statement		£ 39	42	£ 46
Bottom of range [member]
Disclosure of changes in accounting estimates [line items]
Hedge effectiveness percentage		80.00%
Top of range [member]
Disclosure of changes in accounting estimates [line items]
Hedge effectiveness percentage		125.00%
Retail banking Corporate and Commercial Banking and Corporate Centre [member]
Disclosure of changes in accounting estimates [line items]
Expected credit losses allowance		£ 813	789
Corporate and investment banking [member]
Disclosure of changes in accounting estimates [line items]
Expected credit losses allowance		£ 50	18
180 Days [member] | Unsecured Debt [member]
Disclosure of changes in accounting estimates [line items]
Written off period for past due		180 days
House price index [Member]
Disclosure of changes in accounting estimates [line items]
Expected credit losses allowance for residential mortgages		£ 218	£ 237
Stage 2 [member]
Disclosure of changes in accounting estimates [line items]
Probability weight		100.00%
IFRS 16 [member]
Disclosure of changes in accounting estimates [line items]
Increase Property, plant and equipment	£ 210
Other assets	12
Other liabilities	181
Provisions	£ 17